TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Treasury stock (in shares)	427,949	427,949
Treasury stock	$ 4,180	$ 4,180
Average cost per share (in dollars per share)	$ 9.77